Payroll, staff and employee benefits obligations - Actuarial assumptions (Details)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pension benefits
Assumptions used to determine benefits obligations
Discount rate (as a percent)	4.30%	3.89%	4.39%
Inflation rate (as a percent)	2.54%	2.49%	2.91%
Pension benefits | Euro zone
Assumptions used to determine benefits obligations
Discount rate (as a percent)	3.49%	3.27%	3.70%
Inflation rate (as a percent)	1.98%	2.24%	2.49%
Pension benefits | United States
Assumptions used to determine benefits obligations
Discount rate (as a percent)	5.00%	4.50%	4.50%
Inflation rate (as a percent)	2.50%	2.50%	2.50%
Pension benefits | United Kingdom
Assumptions used to determine benefits obligations
Discount rate (as a percent)	5.50%	4.50%	4.75%
Inflation rate (as a percent)	3.25%	3.00%	3.25%
Other benefits
Assumptions used to determine benefits obligations
Discount rate (as a percent)	4.17%	4.26%	4.45%
Other benefits | Euro zone
Assumptions used to determine benefits obligations
Discount rate (as a percent)	3.41%	3.30%	3.48%
Other benefits | United States
Assumptions used to determine benefits obligations
Discount rate (as a percent)	5.00%	4.50%	4.50%